BALANCE SHEET COMPONENTS - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
BALANCE SHEET COMPONENTS
Accrued Credit Cart Liability	$ 276	$ 157
Accrued payroll expenses	1,111	259
Accrued general expenses	116	367	$ 150
Accrued legal expenses	2,700
Accrued software expenses	1,505
Accrued consultant expenses	593
Short-term deferred rent	(17)	51	121
Early Exercise Liability	81	11	118
Income Tax Payable	47	47	47
Other	2
Total accrued expenses and other current liabilities	$ 6,414	$ 892	$ 436